T. ROWE PRICE All-Cap Opportunities Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.2%
COMMUNICATION SERVICES 11.8%
Entertainment 3.6%
Liberty Media-Liberty Formula One, Class C (1) 1,675,365 125,368
Live Nation Entertainment (1) 518,417 36,289
Netflix (1) 254,457 87,910
Sea, ADR (1) 648,900 56,162
305,729
Interactive Media & Services 5.4%
Alphabet, Class C (1) 1,848,409 192,235
Meta Platforms, Class A (1) 948,500 201,025
Pinterest, Class A (1) 2,465,245 67,227
460,487
Wireless Telecommunication Services 2.8%
T-Mobile U.S. (1) 1,667,334 241,497
241,497
Total Communication Services 1,007,713
CONSUMER DISCRETIONARY 9.8%
Automobiles 0.8%
Tesla (1) 343,900 71,345
71,345
Broadline Retail 1.1%
Amazon.com (1) 896,400 92,589
92,589
Diversified Consumer Services 0.1%
Strategic Education  117,600 10,564
10,564
Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill (1) 68,000 116,164
Marriott International, Class A  623,009 103,444
Planet Fitness, Class A (1) 205,524 15,963
235,571
Household Durables 0.4%
Lennar, Class A  348,246 36,604
36,604
Specialty Retail 3.6%
AutoZone (1) 37,900 93,164
Best Buy  606,400 47,463
Burlington Stores (1) 139,772 28,248
Floor & Decor Holdings, Class A (1) 316,044 31,041

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Home Depot  352,900 104,148
304,064
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica (1) 234,079 85,249
85,249
Total Consumer Discretionary 835,986
CONSUMER STAPLES 4.6%
Beverages 3.3%
Coca-Cola  2,313,338 143,496
Keurig Dr Pepper  1,295,000 45,688
PepsiCo  529,499 96,528
285,712
Household Products 1.3%
Procter & Gamble  765,688 113,850
113,850
Total Consumer Staples 399,562
ENERGY 5.3%
Energy Equipment & Services 2.8%
Schlumberger  2,716,600 133,385
Seadrill (1) 775,533 31,146
TechnipFMC (1) 5,377,237 73,399
237,930
Oil, Gas & Consumable Fuels 2.5%
Exxon Mobil  969,400 106,305
Hess  808,819 107,039
213,344
Total Energy 451,274
FINANCIALS 14.1%
Banks 1.6%
JPMorgan Chase  975,256 127,086
Western Alliance Bancorp  368,236 13,087
140,173
Capital Markets 1.8%
Charles Schwab  1,029,058 53,902
Goldman Sachs Group  88,334 28,895
Morgan Stanley  846,100 74,288
157,085
Financial Services 7.8%
Adyen (EUR) (1) 36,615 58,343
Fiserv (1) 955,000 107,944

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
FleetCor Technologies (1) 214,000 45,122
Mastercard, Class A  212,800 77,334
Visa, Class A  1,661,392 374,577
663,320
Insurance 2.9%
Chubb  971,126 188,573
Hartford Financial Services Group  592,291 41,277
Skyward Specialty Insurance Group (1) 793,539 17,355
247,205
Total Financials 1,207,783
HEALTH CARE 16.9%
Biotechnology 3.5%
AbbVie  630,019 100,406
Argenx, ADR (1) 97,841 36,454
Karuna Therapeutics (1) 125,127 22,728
Regeneron Pharmaceuticals (1) 132,777 109,099
Seagen (1) 151,900 30,755
299,442
Health Care Equipment & Supplies 1.4%
Intuitive Surgical (1) 350,885 89,641
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,145 (1)(2)
(3) 2,428,492 1,166
Stryker  109,400 31,230
122,037
Health Care Providers & Services 5.5%
Elevance Health  240,000 110,354
HCA Healthcare  196,542 51,824
Humana  53,252 25,852
Molina Healthcare (1) 439,830 117,650
UnitedHealth Group  352,953 166,802
472,482
Health Care Technology 0.6%
Veeva Systems, Class A (1) 294,996 54,217
54,217
Life Sciences Tools & Services 3.1%
Danaher  220,200 55,499
Olink Holding, ADR (1) 344,886 7,770
Thermo Fisher Scientific  224,900 129,626
West Pharmaceutical Services  214,600 74,353
267,248
Pharmaceuticals 2.8%
AstraZeneca, ADR  1,098,922 76,276

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Eli Lilly  471,202 161,820
238,096
Total Health Care 1,453,522
INDUSTRIALS & BUSINESS SERVICES 6.3%
Aerospace & Defense 1.5%
Airbus (EUR)  487,270 65,084
TransDigm Group  89,731 66,136
131,220
Electrical Equipment 0.1%
Hubbell  49,600 12,068
12,068
Ground Transportation 1.0%
Saia (1) 129,626 35,269
Union Pacific  250,500 50,415
85,684
Industrial Conglomerates 2.3%
General Electric  1,057,398 101,087
Roper Technologies  205,891 90,734
191,821
Machinery 0.7%
Middleby (1) 383,510 56,226
56,226
Professional Services 0.7%
Booz Allen Hamilton Holding  677,656 62,812
62,812
Total Industrials & Business Services 539,831
INFORMATION TECHNOLOGY 24.8%
IT Services 0.4%
VeriSign (1) 160,700 33,961
33,961
Semiconductors & Semiconductor Equipment 8.5%
ASML Holding  140,379 95,557
Entegris  574,183 47,089
KLA  104,100 41,554
Monolithic Power Systems  175,103 87,646
NVIDIA  1,147,480 318,735
Taiwan Semiconductor Manufacturing, ADR  798,500 74,276
Texas Instruments  319,212 59,377
724,234

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Software 10.3%
Adobe (1) 113,100 43,585
BILL Holdings (1) 277,300 22,500
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $6,944 (1)(2)(3) 4,074 2,248
CCC Intelligent Solutions Holdings (1) 2,256,400 20,240
Ceridian HCM Holding (1) 464,814 34,034
DocuSign (1) 731,400 42,641
Intapp (1) 207,500 9,304
Intuit  168,300 75,033
Microsoft  1,564,924 451,168
Salesforce (1) 387,751 77,465
Synopsys (1) 172,526 66,638
Workiva (1) 348,000 35,639
880,495
Technology Hardware, Storage & Peripherals 5.6%
Apple  2,893,953 477,213
477,213
Total Information Technology 2,115,903
MATERIALS 4.1%
Chemicals 3.7%
FMC  337,125 41,173
Linde  432,000 153,550
Nutrien  1,633,800 120,656
315,379
Metals & Mining 0.4%
Southern Copper  462,300 35,250
35,250
Total Materials 350,629
REAL ESTATE 0.5%
Residential Real Estate Investment Trusts 0.5%
AvalonBay Communities, REIT  246,500 41,427
Total Real Estate 41,427
Total Common Stocks (Cost $6,713,761) 8,403,630
CONVERTIBLE PREFERRED STOCKS 0.8%
COMMUNICATION SERVICES 0.3%
Interactive Media & Services 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,334 (1)(2)
(3) 148,803 24,902
Total Communication Services 24,902

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 0.1%
Leisure Products 0.1%
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $17,747 (1)(2)(3) 1,851,771 7,907
Total Consumer Discretionary 7,907
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $5,689 (1)(2)(3) 702,380 4,622
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1,286 (1)(2)(3) 164,309 1,286
Total Health Care 5,908
INDUSTRIALS & BUSINESS SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $10,360 (1)(2)(3) 230,036 7,386
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $4,648 (1)(2)(3) 68,354 2,195
Total Industrials & Business Services 9,581
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412 (1)(2)(3) 242 134
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17 (1)(2)(3) 10 6
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)(2)
(3) 166,137 7,838
Total Information Technology 7,978
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(2)(3) 182,704 9,250
Total Materials 9,250
Total Convertible Preferred Stocks (Cost $70,420) 65,526

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 84,180,887 84,181
Total Short-Term Investments (Cost $84,181) 84,181
Total Investments in Securities 100.0%
(Cost $6,868,362) $ 8,553,337
Other Assets Less Liabilities 0.0% 1,462
Net Assets 100.0% $ 8,554,799
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$68,940 and represents 0.8% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 1,853+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 292,257  ¤  ¤ $ 84,181^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,853 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $84,181.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE All-Cap Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE All-Cap Opportunities Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,276,789 $ 123,427 $ 3,414 $ 8,403,630
Convertible Preferred Stocks — — 65,526 65,526
Short-Term Investments 84,181 — — 84,181
Total $ 8,360,970 $ 123,427 $ 68,940 $ 8,553,337

T. ROWE PRICE All-Cap Opportunities Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F60-054Q1 03/23